CURRENCY DIFFERENCES NET (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Currency Difference [Line Items]
Currency difference in income statement	kr (538)	kr (1,433)	kr 0
Other operating income
Disclosure Of Currency Difference [Line Items]
Currency difference in income statement	157	202	2
Other external expenses
Disclosure Of Currency Difference [Line Items]
Currency difference in income statement	(640)	(1,591)	478
Financial items - net
Disclosure Of Currency Difference [Line Items]
Currency difference in income statement	kr (55)	kr (44)	kr (480)